Cover Page	Aug. 09, 2019	Aug. 01, 2019
Cover page.
Entity Central Index Key		0000064040
Amendment Flag	false
Document Type	8-K
Document Period End Date	Aug. 09, 2019
Entity Registrant Name	S&P Global Inc.
Entity Incorporation, State or Country Code		NY
Entity File Number		1-1023
Entity Tax Identification Number		13-1026995
Entity Address, Address Line One	55 Water Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10041
City Area Code	212
Local Phone Number	438-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security		Common stock (par value $1.00 per share)
Trading Symbol		SPGI
Security Exchange Name		NYSE
Entity Emerging Growth Company	false